Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 144,873	$ 132,639	$ 111,763
Defined benefit pension plans (Notes 5 and 9):
Net actuarial gain (loss)	62,214	(46,409)	(84,005)
Amortization of prior service cost	220
Amortization of transition obligation		538	537
Amortization of net actuarial (gain)/loss, Net-of-Tax Amount	21,190	15,870	9,653
Prior service cost		(1,502)
Regulatory adjustment	(76,651)	26,518	65,677
Net defined benefit pension plans	6,973	(4,985)	(8,138)
Forward-starting interest rate swaps:
Unrealized/realized gain (loss) (Notes 5 and 12)		1,834	(11,134)
Amounts reclassified into net income (Notes 5 and 12)	2,074	1,737	725
Net forward-starting interest rate swaps	2,074	3,571	(10,409)
Total other comprehensive income (loss), net of tax	9,047	(1,414)	(18,547)
Comprehensive income	153,920	131,225	93,216
Comprehensive income (loss) attributable to noncontrolling interest	(447)	(692)	(524)
Comprehensive income attributable to Southwest Gas Corporation	$ 154,367	$ 131,917	$ 93,740